Property, Equipment and Intangible Assets	6 Months Ended
Jun. 30, 2024
Property, Equipment and Intangible Assets [Abstract]
Property, equipment and intangible assets
5.	Property, equipment and intangible assets

During the six months ended June 30, 2024, the Group incurred capital expenditure on property, equipment and intangible assets with a cost of $ 35,451 (six months ended June 30, 2023: $ 4,015,531).

For the six-month ended June 30, 2024 and 2023, no impairment losses were recognized with respect to property, equipment, and intangible assets.